CONVERTIBLE NOTES (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Debt discount and debt issuance costs, net	$ (4,672,400)
Total convertible notes	7,280,450
Accrued interest	1,032,671
Total convertible notes payable and accrued interest	8,313,121
Convertible Debt [Member]
Debt Instrument [Line Items]
Total convertible notes	7,280,450	$ 5,705,949
2018 BASF Venture Capital and Entrepreneurs Fund L.P. Notes
Debt Instrument [Line Items]
Convertible notes, gross	5,456,592
Total convertible notes	4,129,055	3,852,404
2018 Octopus Notes
Debt Instrument [Line Items]
Convertible notes, gross	2,648,831
Total convertible notes	1,993,132	$ 1,853,545
2019 Octopus, EF, and Other Notes
Debt Instrument [Line Items]
Convertible notes, gross	3,847,427
Total convertible notes	$ 1,158,263